DERIVATIVE FINANCIAL INSTRUMENTS 7 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Hedge Ineffectiveness [Line Items]
Loss on Cash Flow Hedge Ineffectiveness	$ 2